FOR THE PERIOD ENDED AUGUST 31, 2026

Quarterly Portfolio Holdings Report

Lord Abbett

Dividend Growth Fund
Growth Opportunities Fund
Small Cap Value Fund

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - DIVIDEND GROWTH FUND August 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.42%

COMMON STOCKS 98.42%

Aerospace & Defense 0.80%
L3Harris Technologies, Inc.	56,594	$15,068,152
RTX Corp.	119,856	24,897,687
Total		39,965,839

Banks 7.02%
Bank of America Corp.	1,664,103	103,074,540
JPMorgan Chase & Co.	471,490	167,859,870
Wells Fargo & Co.	936,024	80,863,113
Total		351,797,523

Beverages 1.86%
Coca-Cola Co.	1,051,068	93,198,200

Capital Markets 7.95%
Bank of New York Mellon Corp.	584,086	94,201,390
Cboe Global Markets, Inc.	285,640	85,749,128
Charles Schwab Corp.	662,958	72,806,048
Morgan Stanley	683,503	145,804,860
Total		398,561,426

Chemicals 2.67%
Linde PLC	151,538	74,189,974
Sherwin-Williams Co.	175,723	59,536,710
Total		133,726,684

Commercial Services & Supplies 1.88%
Cintas Corp.	205,426	41,452,913
Waste Management, Inc.	240,134	52,570,135
Total		94,023,048

Construction Materials 1.19%
CRH PLC (Ireland)(a)	632,363	59,625,507

Consumer Staples Distribution & Retail 1.21%
Walmart, Inc.	579,113	60,731,580
Investments	Shares	Fair Value
Electric: Utilities 3.34%
Entergy Corp.	818,646	$87,030,256
NextEra Energy, Inc.	979,098	80,618,930
Total		167,649,186

Electrical Equipment 1.42%
AMETEK, Inc.	301,856	70,987,476

Electronic Equipment, Instruments & Components 1.06%
Corning, Inc.	358,071	53,255,900

Financial Services 1.13%
Mastercard, Inc. Class A	95,779	56,443,522

Ground Transportation 2.56%
Old Dominion Freight Line, Inc.	295,651	59,118,374
Union Pacific Corp.	230,282	69,238,889
Total		128,357,263

Health Care Equipment & Supplies 0.53%
Stryker Corp.	82,483	26,707,995

Health Care Providers & Services 2.50%
UnitedHealth Group, Inc.	321,787	125,307,076

Hotels, Restaurants & Leisure 0.49%
McDonald’s Corp.	92,896	24,481,812

Insurance 2.26%
Arthur J Gallagher & Co.	183,928	48,216,725
Chubb Ltd. (Switzerland)(a)	191,774	64,934,677
Total		113,151,402

Interactive Media & Services 4.36%
Alphabet, Inc. Class A	644,255	218,627,934

Life Sciences Tools & Services 2.05%
Thermo Fisher Scientific, Inc.	59,533	36,737,814
West Pharmaceutical Services, Inc.	193,426	65,979,543
Total		102,717,357

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - DIVIDEND GROWTH FUND August 31, 2026

Investments	Shares	Fair Value
Machinery 3.56%
Deere & Co.	100,737	$65,973,669
Parker-Hannifin Corp.	114,862	112,500,437
Total		178,474,106

Metals & Mining 1.35%
Steel Dynamics, Inc.	291,272	67,755,693

Multi-Utilities 0.77%
CMS Energy Corp.	570,201	38,807,880

Oil, Gas & Consumable Fuels 6.32%
Enbridge, Inc. (Canada)(a)	1,903,908	96,280,627
ExxonMobil Holdings Corp.	726,764	116,972,666
Marathon Petroleum Corp.	277,821	103,716,136
Total		316,969,429

Pharmaceuticals 7.05%
Eli Lilly & Co.	143,356	165,824,186
Johnson & Johnson	633,147	168,322,130
Novartis AG ADR	127,769	19,428,554
Total		353,574,870

Semiconductors & Semiconductor Equipment 19.74%
Analog Devices, Inc.	277,803	100,603,578
Broadcom, Inc.	481,812	178,434,256
Lam Research Corp.	233,720	70,464,243
NVIDIA Corp.	1,891,691	417,647,539
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	446,787	185,559,577
Texas Instruments, Inc.	141,885	37,019,215
Total		989,728,408

Software 8.09%
Microsoft Corp.	733,435	372,064,241
Oracle Corp.	225,436	33,617,016
Total		405,681,257
Investments	Shares	Fair Value
Specialty Retail 3.04%
Home Depot, Inc.	72,324	$23,709,977
Lowe’s Cos., Inc.	214,742	43,957,687
TJX Cos., Inc.	633,315	84,807,212
Total		152,474,876

Tobacco 2.22%
Philip Morris International, Inc.	594,381	111,327,561
Total Common Stocks (cost $2,920,273,888)		4,934,110,810

	Principal Amount

SHORT-TERM INVESTMENTS 1.52%

REPURCHASE AGREEMENTS 1.52%
Repurchase Agreement dated 8/31/2026, 3.250% due 9/1/2026 with Fixed Income Clearing Corp. collateralized by $66,793,400 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2027; value: $77,782,521; proceeds: $76,264,161 (cost $76,257,276)	$76,257,276	76,257,276
Total Investments in Securities 99.94% (cost $2,996,531,164)		5,010,368,086
Other Assets and Liabilities - Net 0.06%		3,250,763
Net Assets 100.00%		$5,013,618,849

ADR	American Depositary Receipt.
(a)	Foreign security traded in U.S. dollars.

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - DIVIDEND GROWTH FUND August 31, 2026

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$4,934,110,810	$–	$–	$4,934,110,810
Short-Term Investments
Repurchase Agreements	–	76,257,276	–	76,257,276
Total	$4,934,110,810	$76,257,276	$–	$5,010,368,086

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.16%

COMMON STOCKS 98.16%

Aerospace & Defense 6.58%
Axon Enterprise, Inc.*	23,016	$13,039,945
Carpenter Technology Corp.	26,423	12,588,446
HEICO Corp.	23,326	7,724,405
Howmet Aerospace, Inc.	39,043	9,563,583
Woodward, Inc.	23,675	8,045,238
Total		50,961,617

Biotechnology 13.61%
Argenx SE ADR*	10,477	10,808,702
Ascendis Pharma AS (Denmark)*(a)	24,777	6,517,342
Bridgebio Pharma, Inc.*	115,248	8,826,844
Cogent Biosciences, Inc.*	227,525	7,963,375
Madrigal Pharmaceuticals, Inc.*	18,540	10,012,156
Mirum Pharmaceuticals, Inc.*	58,995	5,784,460
Moderna, Inc.*	34,477	4,838,502
Natera, Inc.*	60,397	19,445,418
Revolution Medicines, Inc.*	73,106	15,028,401
Roivant Sciences Ltd.*	265,989	9,213,859
Twist Bioscience Corp.*	49,666	6,903,574
Total		105,342,633

Broadline Retail 1.49%
MercadoLibre, Inc. (Uruguay)*(a)	3,123	6,046,752
Sea Ltd. ADR*	48,541	5,508,433
Total		11,555,185

Building Products 1.04%
Modine Manufacturing Co.*	45,064	8,040,770

Capital Markets 6.04%
Cboe Global Markets, Inc.	24,623	7,391,825
Investments	Shares	Fair Value
Capital Markets (continued)
Interactive Brokers Group, Inc. Class A	155,555	$15,133,946
Nasdaq, Inc.	67,608	6,666,825
Raymond James Financial, Inc.	39,848	7,099,718
Robinhood Markets, Inc. Class A*	100,134	10,495,044
Total		46,787,358

Communications Equipment 2.42%
Ciena Corp.*	11,836	4,530,821
Lumentum Holdings, Inc.*	15,487	14,166,888
Total		18,697,709

Construction & Engineering 9.30%
API Group Corp.*	162,045	6,360,266
Comfort Systems USA, Inc.	19,855	30,688,285
EMCOR Group, Inc.	19,600	14,396,984
Quanta Services, Inc.	15,925	9,667,908
Sterling Infrastructure, Inc.*	23,080	10,849,216
Total		71,962,659

Electrical Equipment 3.05%
Bloom Energy Corp. Class A*	29,018	5,986,414
Innio NV (Germany)*(a)	195,536	3,949,827
nVent Electric PLC (United Kingdom)(a)	37,207	5,608,955
Vertiv Holdings Co. Class A	31,029	8,027,823
Total		23,573,019

Electronic Equipment, Instruments & Components 2.09%
TTM Technologies, Inc.*	86,576	10,295,618
Zebra Technologies Corp. Class A*	16,695	5,902,517
Total		16,198,135

Energy Equipment & Services 1.04%
TechnipFMC PLC (United Kingdom)(a)	102,930	8,043,979

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2026

Investments	Shares	Fair Value
Entertainment 2.75%
Live Nation Entertainment, Inc.*	75,819	$13,639,080
Take-Two Interactive Software, Inc.*	34,624	7,606,893
Total		21,245,973

Financial Services 2.65%
Affirm Holdings, Inc.*	186,493	13,884,404
Block, Inc.*	80,500	6,602,610
Total		20,487,014

Ground Transportation 0.66%
XPO, Inc.*	26,145	5,071,869

Health Care Providers & Services 2.36%
Guardant Health, Inc.*	114,780	18,252,316

Health Care Technology 1.05%
Veeva Systems, Inc. Class A*	28,492	8,139,879

Hotels, Restaurants & Leisure 5.82%
Cava Group, Inc.*	60,033	3,947,170
DoorDash, Inc. Class A*	38,220	8,857,103
Hilton Worldwide Holdings, Inc.	30,905	9,774,633
Navan, Inc. Class A*	303,597	8,822,529
Viking Holdings Ltd.*	158,800	13,679,032
Total		45,080,467

Household Durables 1.05%
SharkNinja, Inc.*	42,217	8,126,350

Information Technology Services 9.02%
Cloudflare, Inc. Class A*	71,082	21,687,829
DigitalOcean Holdings, Inc.*	71,583	7,923,522
Okta, Inc.*	34,867	6,033,386
Quantinuum, Inc. Class A*	95,030	4,761,003
Snowflake, Inc.*	52,655	17,451,447
Twilio, Inc. Class A*	50,851	11,982,021
Total		69,839,208
Investments	Shares	Fair Value
Life Sciences Tools & Services 2.57%
10X Genomics, Inc. Class A*	205,413	$12,828,042
Illumina, Inc.*	32,886	7,025,436
Total		19,853,478

Machinery 2.09%
IDEX Corp.	34,231	7,826,576
RBC Bearings, Inc.*	16,898	8,352,005
Total		16,178,581

Oil, Gas & Consumable Fuels 0.65%
Cheniere Energy, Inc.	17,313	5,050,029

Professional Services 0.39%
Planet Labs PBC*	153,381	3,044,613

Semiconductors & Semiconductor Equipment 10.39%
Astera Labs, Inc.*	54,878	16,297,668
Cerebras Systems, Inc. Class A*(b)	12,338	2,273,153
Credo Technology Group Holding Ltd.*	37,104	8,392,554
Lattice Semiconductor Corp.*	100,020	11,536,307
Monolithic Power Systems, Inc.	9,938	12,599,098
Nova Ltd. (Israel)*(a)(b)	30,961	10,788,360
SiTime Corp.*	14,628	8,270,964
Teradyne, Inc.	29,413	10,289,550
Total		80,447,654

Software 5.81%
Datadog, Inc. Class A*	95,697	22,684,017
JFrog Ltd.*	141,661	14,176,016
Nebius Group NV (Netherlands)*(a)	39,246	8,097,235
Total		44,957,268

Specialty Retail 1.56%
Carvana Co.*	85,350	6,269,811
Ross Stores, Inc.	25,319	5,786,404
Total		12,056,215

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2026

Investments	Shares	Fair Value
Technology Hardware, Storage & Peripherals 1.85%
Everpure, Inc. Class A*	55,823	$5,188,748
Sandisk Corp.*	5,817	9,113,494
Total		14,302,242

Trading Companies & Distributors 0.83%
Xometry, Inc. Class A*	69,582	6,449,556
Total Common Stocks (cost $603,689,697)		759,745,776

	Principal Amount

SHORT-TERM INVESTMENTS 2.92%

REPURCHASE AGREEMENTS 2.06%
Repurchase Agreement dated 8/31/2026, 3.250% due 9/1/2026 with Fixed Income Clearing Corp. collateralized by $13,991,900 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2027; value: $16,294,009; proceeds: $15,975,735 (cost $15,974,292)	$15,974,292	15,974,292

TIME DEPOSITS 0.09%
CitiBank N.A.(c) (cost $666,347)	666,347	666,347
Investments	Shares	Fair Value
MONEY MARKET FUNDS 0.77%
Fidelity Government Portfolio(c) (cost $5,997,125)	5,997,125	$5,997,125
Total Short-Term Investments (cost $22,637,764)		22,637,764
Total Investments in Securities 101.08% (cost $626,327,461)		782,383,540
Other Assets and Liabilities - Net (1.08)%		(8,380,770)
Net Assets 100.00%		$774,002,770

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2026

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$759,745,776	$–	$–	$759,745,776
Short-Term Investments
Repurchase Agreements	–	15,974,292	–	15,974,292
Time Deposits	–	666,347	–	666,347
Money Market Funds	5,997,125	–	–	5,997,125
Total	$765,742,901	$16,640,639	$–	$782,383,540

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.65%

COMMON STOCKS 99.65%

Aerospace & Defense 1.49%
Hexcel Corp.	64,270	$5,955,901

Automobile Components 2.54%
LCI Industries	36,116	3,634,353
XPEL, Inc.*	132,548	6,529,315
Total		10,163,668

Banks 14.01%
Axos Financial, Inc.*	57,080	5,524,773
Bancorp, Inc.*	93,557	6,081,205
Bank of NT Butterfield & Son Ltd.	146,086	8,601,544
First BanCorp	260,483	7,262,266
Seacoast Banking Corp. of Florida	243,221	8,258,569
Triumph Financial, Inc.*	77,467	5,519,524
Wintrust Financial Corp.	43,360	6,519,609
WSFS Financial Corp.	107,426	8,320,144
Total		56,087,634

Building Products 2.90%
AZZ, Inc.	39,478	5,414,802
Griffon Corp.	63,827	6,216,112
Total		11,630,914

Capital Markets 6.04%
Affiliated Managers Group, Inc.	22,010	8,103,862
Marex Group Ltd.	154,808	11,220,484
Moelis & Co. Class A	71,614	4,874,765
Total		24,199,111

Chemicals 3.86%
Avient Corp.	172,777	7,612,554
Element Solutions, Inc.	220,842	7,848,725
Total		15,461,279

Commercial Services & Supplies 2.13%
Brady Corp. Class A	94,211	8,540,227
Investments	Shares	Fair Value
Construction & Engineering 1.74%
WillScot Holdings Corp.	336,297	$6,961,348

Consumer Finance 2.49%
EZCORP, Inc. Class A*	153,602	4,964,417
FirstCash Holdings, Inc.	23,402	5,019,027
Total		9,983,444

Consumer Staples Distribution & Retail 1.73%
PriceSmart, Inc.	40,775	6,932,158

Containers & Packaging 2.05%
TriMas Corp.	211,252	8,192,353

Electric: Utilities 1.83%
IDACORP, Inc.	53,819	7,327,995

Electrical Equipment 1.31%
Sensata Technologies Holding PLC	128,215	5,260,661

Electronic Equipment, Instruments & Components 7.85%
Advanced Energy Industries, Inc.	17,139	4,745,104
Belden, Inc.	53,254	6,095,453
Crane NXT Co.(a)	123,813	6,054,456
Insight Enterprises, Inc.*	53,868	8,458,353
Littelfuse, Inc.	14,701	6,059,458
Total		31,412,824

Energy Equipment & Services 1.49%
Liberty Energy, Inc.	302,809	5,968,365

Entertainment 0.96%
Starz Entertainment Corp.*	144,523	3,826,246

Ground Transportation 1.97%
Landstar System, Inc.	43,627	7,880,345

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2026

Investments	Shares	Fair Value
Health Care Providers & Services 3.25%
Addus HomeCare Corp.*	52,244	$5,990,819
Pediatrix Medical Group, Inc.*	267,907	7,027,201
Total		13,018,020

Health Care REITS 1.59%
American Healthcare REIT, Inc.	115,352	6,368,584

Insurance 2.02%
White Mountains Insurance Group Ltd.	3,841	8,073,820

Leisure Products 3.07%
Callaway Golf Co.*	458,911	7,209,492
YETI Holdings, Inc.*	123,507	5,069,962
Total		12,279,454

Life Sciences Tools & Services 2.74%
Fortrea Holdings, Inc.*	596,282	10,953,700

Machinery 2.92%
Wabash National Corp.	440,370	5,940,591
Worthington Enterprises, Inc.	100,401	5,767,034
Total		11,707,625

Media 1.23%
Nexstar Media Group, Inc.	26,980	4,913,867

Oil, Gas & Consumable Fuels 6.05%
Chord Energy Corp.	85,299	12,548,336
Gulfport Energy Corp.*	32,193	5,777,034
Northern Oil & Gas,Inc.	227,384	5,914,258
Total		24,239,628

Personal Care Products 1.74%
Interparfums, Inc.(a)	59,217	6,953,852
Investments	Shares	Fair Value
Pharmaceuticals 1.91%
Phibro Animal Health Corp. Class A	202,912	$7,657,899

Professional Services 2.55%
Genpact Ltd.	268,847	10,210,809

Real Estate Management & Development 2.23%
Cushman & Wakefield Ltd.*	661,895	8,928,964

Semiconductors & Semiconductor Equipment 3.62%
Diodes, Inc.*	66,302	6,020,222
Silicon Motion Technology Corp. ADR	34,332	8,474,511
Total		14,494,733

Software 2.45%
Blackbaud, Inc.*	125,356	6,024,609
Commvault Systems, Inc.*	27,573	3,791,839
Total		9,816,448

Textiles, Apparel & Luxury Goods 3.76%
Kontoor Brands, Inc.	100,948	7,612,489
Steven Madden Ltd.	172,825	7,462,583
Total		15,075,072

Trading Companies & Distributors 2.13%
Rush Enterprises, Inc. Class A	110,981	8,526,670
Total Common Stocks (cost $310,248,031)		399,003,618

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2026

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.96%

REPURCHASE AGREEMENTS 0.40%
Repurchase Agreement dated 8/31/2026, 3.250% due 9/1/2026 with Fixed Income Clearing Corp. collateralized by $1,391,900 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2027; value: $1,620,923; proceeds: $1,589,238 (cost $1,589,095)	$1,589,095	$1,589,095

TIME DEPOSITS 0.06%
CitiBank N.A.(b) (cost $223,828)	223,828	223,828
Investments	Shares	Fair Value
MONEY MARKET FUNDS 0.50%
Fidelity Government Portfolio(b) (cost $2,014,448)	2,014,448	$2,014,448
Total Short-Term Investments (cost $3,827,371)		3,827,371
Total Investments in Securities 100.61% (cost $314,075,402)		402,830,989
Other Assets and Liabilities - Net (0.61)%		(2,448,210)
Net Assets 100.00%		$400,382,779

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$399,003,618	$–	$–	$399,003,618
Short-Term Investments
Repurchase Agreements	–	1,589,095	–	1,589,095
Time Deposits	–	223,828	–	223,828
Money Market Funds	2,014,448	–	–	2,014,448
Total	$401,018,066	$1,812,923	$–	$402,830,989

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

10	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Dividend Growth Fund (“Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-ended money market funds are valued at their net asset value as of the close of each business day.

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Notes to Schedule of Investments (unaudited)(continued)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of August 31, 2026 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

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Notes to Schedule of Investments (unaudited)(concluded)

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of August 31, 2026, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received	Non-Cash Collateral
Growth Opportunities Fund	$6,567,905	$6,663,472	$–
Small Cap Value Fund	2,109,623	2,238,276	–

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QPHR-RES-3Q
(10/26)